Stock-Based Compensation Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Options granted	239,759
Weighted average fair value of options granted	$ 67.47
Number of options exercised	532,547	1,265,673
Increase in equity	$ 7.6	$ 10.0
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	38.7
Weighted average period for recognition	1 year 6 months
Restricted Stock Units [Member]
Options granted	115,129	191,608
Unrecognized compensation cost	$ 26.4
Weighted average period for recognition	3 years 2 months 12 days